Short-Term Loans	6 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
SHORT-TERM LOANS

NOTE 6 — SHORT-TERM LOANS

Bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or annually. The bank loans consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Loans from financial institutions	$-	$389,741

On December 22, 2023, U-BX Beijing entered into a loan agreement with Industrial and Commercial Bank of China to obtain a loan of RMB2,000,000 ($280,631) for a term from December 22, 2023 to July 4, 2024 at a fixed annual interest rate of 2.8%. The loan is guaranteed by a third party, Beijing Shouchuang Financing Guarantee Limited. The loan was repaid on July 4, 2024 and U-BX Beijing subsequently obtained a new loan of RMB 2,790,000 ($391,497) from Industrial and Commercial Bank of China on July 5, 2024, with a loan term from July 5, 2024, to July 4, 2025, at an interest rate of 2.8%, and the loan was repaid on July 4, 2025.